UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/18

Item 1. Schedule of Investments.

FRANKLIN MANAGED TRUST

Statement of Investments, December 31, 2018 (unaudited)
Franklin Rising Dividends Fund
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 4.5%
The Boeing Co	40,618	$13,099,305
General Dynamics Corp	2,209,190	347,306,760
Raytheon Co	566,100	86,811,435
United Technologies Corp	3,110,536	331,209,873
		778,427,373
Building Products 1.5%
Johnson Controls International PLC	8,353,749	247,688,658
[a] Resideo Technologies Inc	741,266	15,233,016
		262,921,674
Commercial & Professional Services 2.2%
ABM Industries Inc	1,145,249	36,773,945
Cintas Corp	1,484,100	249,313,959
[b] Matthews International Corp., A	2,538,911	103,130,565
		389,218,469
Consumer Durables & Apparel 2.0%
NIKE Inc., B	4,610,400	341,815,056
Consumer Services 2.6%
McDonald’s Corp	1,941,154	344,690,716
Yum! Brands Inc	1,255,000	115,359,600
		460,050,316
Diversified Financials 0.2%
State Street Corp	469,000	29,579,830
Electrical Equipment 0.7%
nVent Electric PLC (United Kingdom)	5,297,468	118,981,131
Energy 6.1%
[a] Apergy Corp	2,481,950	67,211,206
Chevron Corp	2,421,000	263,380,590
EOG Resources Inc	1,846,000	160,989,660
Exxon Mobil Corp	2,323,500	158,439,465
Occidental Petroleum Corp	3,874,900	237,841,362
Schlumberger Ltd	4,900,529	176,811,086
		1,064,673,369
Food & Staples Retailing 2.4%
Walgreens Boots Alliance Inc	2,268,247	154,989,317
Walmart Inc	2,732,764	254,556,967
		409,546,284
Food, Beverage & Tobacco 4.7%
Bunge Ltd	4,111,980	219,744,211
McCormick & Co. Inc	2,162,100	301,050,804
PepsiCo Inc	2,734,877	302,149,211
		822,944,226
Health Care Equipment & Services 15.3%
Abbott Laboratories	4,121,500	298,108,095
Becton, Dickinson and Co	2,853,956	643,053,366
CVS Health Corp	2,357,300	154,450,296
DENTSPLY SIRONA Inc	1,755,000	65,303,550
Medtronic PLC	6,067,400	551,890,704
Stryker Corp	4,143,218	649,449,422

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
West Pharmaceutical Services Inc	3,141,600	$307,971,048
		2,670,226,481
Household & Personal Products 3.0%
Colgate-Palmolive Co	3,874,610	230,616,787
The Procter & Gamble Co	3,132,688	287,956,681
		518,573,468
Industrial Conglomerates 9.0%
Carlisle Cos. Inc	322,529	32,420,615
Honeywell International Inc	4,447,600	587,616,912
Roper Technologies Inc	3,544,402	944,654,021
		1,564,691,548
Insurance 2.2%
Aflac Inc	3,129,420	142,576,375
Arthur J. Gallagher & Co	788,500	58,112,450
Erie Indemnity Co., A	1,385,322	184,677,276
		385,366,101
Machinery 3.6%
Donaldson Co. Inc	2,883,204	125,102,222
Dover Corp	4,315,400	306,177,630
Pentair PLC (United Kingdom)	5,246,468	198,211,561
Stanley Black & Decker Inc	22,000	2,634,280
		632,125,693
Materials 11.5%
Air Products and Chemicals Inc	3,236,458	517,995,103
[b] Albemarle Corp	7,245,197	558,387,333
Ecolab Inc	1,468,872	216,438,289
Linde PLC (United Kingdom)	4,005,435	625,008,077
Nucor Corp	1,825,400	94,573,974
		2,012,402,776
Media & Entertainment 0.4%
John Wiley & Sons Inc., A	1,377,624	64,706,999
Pharmaceuticals, Biotechnology & Life Sciences 4.6%
AbbVie Inc	1,918,900	176,903,391
Johnson & Johnson	3,138,100	404,971,805
Perrigo Co. PLC	1,711,600	66,324,500
Pfizer Inc	3,046,100	132,962,265
Roche Holding AG, ADR (Switzerland)	594,100	18,464,628
		799,626,589
Retailing 4.3%
The Gap Inc	4,700,900	121,095,184
The Home Depot Inc	21,500	3,694,130
Ross Stores Inc	4,283,550	356,391,360
Target Corp	1,837,391	121,433,171
Tiffany & Co	1,863,091	149,997,457
		752,611,302

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices Inc	5,126,519	$440,009,126
Texas Instruments Inc	5,589,400	528,198,300
Versum Materials Inc	1,784,229	49,458,828
		1,017,666,254
Software & Services 10.3%
Accenture PLC, A	4,013,700	565,971,837
Microsoft Corp	10,396,800	1,056,002,976
Visa Inc., A	1,254,300	165,492,342
		1,787,467,155
Technology Hardware & Equipment 0.1%
Cisco Systems Inc	70,000	3,033,100
Corning Inc	195,000	5,890,950
		8,924,050
Trading Companies & Distributors 0.9%
W.W. Grainger Inc	555,800	156,935,688
Transportation 1.1%
United Parcel Service Inc., B	2,036,700	198,639,351
Total Common Stocks (Cost $10,807,365,924)		17,248,121,183

Short Term Investments (Cost $169,709,628) 1.0%

Money Market Funds 1.0%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	169,709,628	169,709,628
Total Investments (Cost $10,977,075,552) 100.0%		17,417,830,811
Other Assets, less Liabilities 0.0%†		5,402,019
Net Assets 100.0%		$17,423,232,830

See Abbreviations on page 6.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3 regarding holdings of 5% voting securities.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN MANAGED TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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FRANKLIN MANAGED TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Albemarle Corp	7,067,300	177,897	—	7,245,197	$558,387,333	$2,397,327	$—	$(162,030,784)
Matthews International Corp., A	2,538,911	—	—	2,538,911	103,130,565	507,782	—	(24,195,822)
Total Affiliated Securities (Value is 3.8% of Net Assets)					$661,517,898	$2,905,109	$—	$(186,226,606)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	222,499,729	183,855,904	(236,646,005)	169,709,628	$169,709,628	$779,199	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

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FRANKLIN MANAGED TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date: February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date: February 26, 2019

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date: February 26, 2019